Long-Term Debt (Details Narrative) $ in Thousands		1 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended			8 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended
	Jan. 06, 2023 USD ($)	Jan. 27, 2021 USD ($)	Jan. 22, 2021 USD ($)	May 27, 2020 USD ($)	Jul. 08, 2022 USD ($)	Jul. 06, 2022 USD ($)	Aug. 10, 2022 USD ($)	Aug. 05, 2022 USD ($)	Jul. 28, 2022 USD ($)	Sep. 03, 2021 USD ($)	Aug. 31, 2021 USD ($)	Oct. 11, 2022 USD ($)	Nov. 29, 2021 USD ($)	Nov. 18, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 16, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Debt Instrument [Line Items]
Repayments of Debt															$ 218,954	$ 145,471		$ 153,573
Seller's credit agreement															0	16,000		0
Long-Term Debt, Gross															$ 1,299,220	1,317,427
Debt Instrument, Covenant Compliance															As of December 31, 2022, and 2021 the Partnership was in compliance with all financial covenants
Interest expense															$ 52,465	$ 16,586		$ 13,761
Weighted average interest rate															4.10%	2.90%		3.60%
Covenants [Member]
Debt Instrument [Line Items]
Ratio Of EBITDA To Net Interest Expense															2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet															0.75:1
LNG/Aristidis I |2021 Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Term																	6 years
Long-Term Debt, Gross																	$ 123,001
CPLP Shipping Holding PLC [Member] | 2022 Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument, Term															7 years
Issuance date of Bond															Jul. 22, 2022
Name of Stock Exchange															Athens Stock Exchange
Debt Instrument, Face Amount															$ 106,664				€ 100,000,000
Fixed interest rate of coupon bond															4.40%
Debt Instrument, Frequency of Periodic Payment															semi-annually
Settlement occurred date															Jul. 26, 2022
Ratio Of EBITDA To Net Interest Expense															2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet															0.75:1
CPLP Shipping Holding PLC [Member] | 2022 Bonds [Member] | Bonds requirements and terms [Member]
Debt Instrument [Line Items]
Cash Collateral for Borrowed Securities | €																			100,000
Description of deposit to the DSRA account															the Partnership deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2022 Bonds outstanding at the time
Description of the difference detween MVAN and $300,000															if the Partnership’s Market Value Adjusted Net Assets (“MVAN”) falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2022 Bonds outstanding)
CPLP Shipping Holding PLC [Member] | 2021 Bonds [Member]
Debt Instrument [Line Items]
Debt Instrument, Term															5 years
Issuance date of Bond															Oct. 20, 2021
Name of Stock Exchange															Athens Stock Exchange
Debt Instrument, Face Amount															$ 170,862				€ 150,000,000
Fixed interest rate of coupon bond															2.65%
Debt Instrument, Frequency of Periodic Payment															semi-annually
Settlement occurred date															Oct. 22, 2021
Ratio Of EBITDA To Net Interest Expense															2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet															0.75:1
CPLP Shipping Holding PLC [Member] | 2021 Bonds [Member] | Bonds requirements and terms [Member]
Debt Instrument [Line Items]
Cash Collateral for Borrowed Securities | €																				€ 100,000
Description of deposit to the DSRA account																the Partnership deposit to the DSRA 50% of any cash disbursements to unitholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2021 Bonds outstanding at the time
Description of the difference detween MVAN and $300,000																if the Partnership’s MVAN falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2021 Bonds outstanding)
2017 Credit Facility [Member]
Debt Instrument [Line Items]
Full repayment amount of debt							$ 65,822
Partial repayment amount of debt						$ 13,789			$ 14,228
2020 Credit Facility [Member]
Debt Instrument [Line Items]
Repayments of Debt								$ 29,900
LNG/C Adamastos I 2021 Shin Doun [Member]
Debt Instrument [Line Items]
Debt Instrument, Term													14 years 8 months 12 days
Sale and leaseback transaction assumed balance - Financial arrangement													$ 143,103
LNG/C Attalos I 2021 CMBFL-LNG/C [Member]
Debt Instrument [Line Items]
Debt Instrument, Term														6 years 8 months 12 days
Sale and leaseback transaction assumed balance - Financial arrangement														$ 146,315
LNG/C Asklipios | 2021 CMBFL-LNG/C [Member]
Debt Instrument [Line Items]
Debt Instrument, Term														6 years 10 months 24 days
Sale and leaseback transaction assumed balance - Financial arrangement														$ 149,570
LNG/C Aristos I | 2021 Bocomm [Member]
Debt Instrument [Line Items]
Debt Instrument, Term										6 years 1 month 6 days
Sale and leaseback transaction assumed balance - Financial arrangement										$ 148,920
LNG/C Aristarchos | 2021 Bocomm [Member]
Debt Instrument [Line Items]
Debt Instrument, Term										6 years 8 months 12 days
Sale and leaseback transaction assumed balance - Financial arrangement										$ 155,435
CMTC Seller’s Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		5 years
Refinancing of M/V Akadimos, the M/V Adonis and the M/V CMA CGM Magdalena with ICBCFL [Member]
Debt Instrument [Line Items]
Debt Instrument, Term				7 years
Repayments of Debt				$ 116,515
Sale and leaseback transaction gross cash inflow financing arrangement				$ 155,350
M/V CMA CGM Magdalena and M/V Adonis [Member] | 'ICBCFL' Financing Arrangement [Member]
Debt Instrument [Line Items]
Prepayment of Debt																$ 96,205
2017 Credit Facility, 2020 Credit Facility and CGC Seller's Credit [Member]
Debt Instrument [Line Items]
Prepayment of Debt															$ 133,739
Credit facilities and financing arrangements [Member]
Debt Instrument [Line Items]
Repayments of Debt															$ 85,215	49,266
2022 Credit Facility and 'ICBCFL' Financing Arrangement [Member] | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement															125.00%
2020 CMBFL, 2021 CMBFL-Panamax and 2021 credit facility [Member] | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement															120.00%
'CMBFL-LNG/C' Financing Arrangement [Member] | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement															110.00%
'Bocomm' Financing Arrangement [Member] | Covenants [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement															111.00%
M/V Itajai Express [Member] | 2022 Sale and Lease Back Agreement [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date															December 23, 2022
Maximum borrowing capacity															$ 108,000
Amount drawn down	$ 108,000
Debt Instrument, Term															8 years
Debt Instrument, Unused Borrowing Capacity, Amount															$ 108,000
M/V Manzanillo Express [Member] | 2022 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 105,000
Debt Instrument, Term															6 years
Issuance date of Bond															Oct. 06, 2022
Amount drawn down												$ 105,000
LNG/C Aristos and LNG/C Aristarchos [Member] | CGC Seller's Credit [Member]
Debt Instrument [Line Items]
Repayment amount					$ 10,000
Seller's credit agreement																10,000
LNG/C Aristarchos [Member] | CGC Seller's Credit [Member]
Debt Instrument [Line Items]
Seller's credit agreement											$ 5,000
Interest payable																0
Debt Instrument, Maturity Date, Description											payable within one year from the vessel’s delivery date
LNG/C Aristos I [Member] | CGC Seller's Credit [Member]
Debt Instrument [Line Items]
Seller's credit agreement											$ 5,000
Interest payable																$ 0
Debt Instrument, Maturity Date, Description											payable within one year from the vessel’s delivery date
For each vessel - M/V Long Beach Express, M/V Seattle Express and M/V Fos Express [Member] | CMTC Seller’s Credit [Member]
Debt Instrument [Line Items]
Seller's credit agreement		$ 6,000
For each vessel - M/V Long Beach Express, M/V Seattle Express and M/V Fos Express [Member] | CMBFL Sale And Leaseback Transaction [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date			January 22, 2021
Debt Instrument, Term			5 years
Sale and leaseback transaction gross cash inflow financing arrangement			$ 10,010
Per Vessel [Member] | Covenants [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents															$ 500